Other Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Other Information [Line Items]
Revenues	€ 29,331		€ 165,789		€ 63,089
Non current assets	1,581,810		4,361,952
United State [Member]
Other Information [Line Items]
Revenues	20,000.00	$ 20		$ 200		$ 100
Non current assets	20,000.00		100,000
Germany [Member]
Other Information [Line Items]
Non current assets	1,600,000		4,300,000
Executive [Members]
Other Information [Line Items]
Executive management non-executive members	300,000		800,000
Non-executive [Member]
Other Information [Line Items]
Executive management non-executive members	€ 100,000		€ 100,000